Long-term Debt - Prepayment Agreement (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ 0	$ (103)
Long-term debt	0	14,897
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,000
Gross carrying amount [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 15,000